Fresh Start Accounting (Details) - USD ($) $ in Millions		2 Months Ended	10 Months Ended	12 Months Ended
		Dec. 31, 2014	Oct. 24, 2014	Dec. 31, 2015	Dec. 31, 2013	Oct. 25, 2014	Dec. 31, 2012
Fresh-Start Adjustment [Line Items]
Proceeds from Other Equity		$ 0	$ 600	$ 1	$ 0
Cancellation of predecessor company equity			(162)
Cash and Cash Equivalents, at Carrying Value		228		221
Accounts receivable		324		292
Inventory, Raw Materials, Net of Reserves		144		143
Inventory, Finished Goods, Net of Reserves		258		238
Deferred income taxes		33		0
Other current assets		60		48
Assets, Current		1,047		942
Equity Method Investments		18		19
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent		14		9
Other Assets, Noncurrent		27		19
Land		75		73
Buildings and Improvements, Gross		295		293
Machinery and Equipment, Gross		799		875
Property, Plant and Equipment, Gross		1,169		1,241
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment		(17)		(134)
Property and equipment, net		1,152		1,107
Goodwill		218	358	211	381	$ 224
Intangible Assets, Net (Excluding Goodwill)		408		356
Assets	[1]	2,884		2,663
Trade payables		223		223
Long-term Debt, Current Maturities		38		36
Accrued interest		11		11
Accrued income taxes		7		5
Deferred Tax Liabilities, Net, Current		18		0
Accrued Salaries, Current		57		43
Accrued expenses and other liabilities		82		83
Liabilities, Current		436		401
Long-term Debt, Excluding Current Maturities		1,163		1,169
Pension liabilities		352		333
Deferred income taxes		98		70
Other liabilities		66		64
Liabilities		2,115		2,037
Accumulated other comprehensive income		28	0	92	(202)
Net Gain on Fresh Start Adjustments		0	377	0
Accumulated deficit		(60)		(143)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest		769	0	626	(1,480)	857	$ (1,148)
Bankruptcy Claims, Amount Paid to Settle Claims			(11)
Repayments of Long-term Debt		$ 0	315	$ (10)	$ 287
Other fees and expenses paid upon emergence			(34)
LSTC payments at emergence			(11)
Predecessor [Member]
Fresh-Start Adjustment [Line Items]
Issuance of Successor Company common stock			0
Cash and Cash Equivalents, at Carrying Value			162
Accounts receivable			335
Inventory, Raw Materials, Net of Reserves			131
Inventory, Finished Goods, Net of Reserves			315
Deferred income taxes			9
Other current assets			74
Assets, Current			1,026
Equity Method Investments			10
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent			4
Other Assets, Noncurrent			24
Land			71
Buildings and Improvements, Gross			371
Machinery and Equipment, Gross			1,479
Property, Plant and Equipment, Gross			1,921
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment			(1,050)
Property and equipment, net			871
Goodwill			358			(358)
Intangible Assets, Net (Excluding Goodwill)			398			(398)
Assets			2,691
Trade payables			260
Long-term Debt, Current Maturities			1,850
Accrued interest			6
Accrued income taxes			5
Deferred Tax Liabilities, Net, Current			9
Accrued Salaries, Current			44
Accrued expenses and other liabilities			86
Liabilities, Current			2,260
Long-term Debt, Excluding Current Maturities			7
Pension liabilities			133
Deferred income taxes			55
Other liabilities			54
Liabilities Subject to Compromise			2,026
Liabilities			4,535
Common Stock (Successor)			0
Common Stock (Predecessor)			0
Additional paid-in capital (Predecessor)			713
Accumulated other comprehensive income			(211)
Accumulated deficit			(2,768)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest			(1,844)
Noncontrolling interests			2,691
Reorganization adjustments [Member]
Fresh-Start Adjustment [Line Items]
Issuance of Successor Company common stock			857
Cash and Cash Equivalents, at Carrying Value			91
Accounts receivable			0
Inventory, Raw Materials, Net of Reserves			0
Inventory, Finished Goods, Net of Reserves			0
Deferred income taxes			56
Other current assets			0
Assets, Current			147
Equity Method Investments			0
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent			0
Other Assets, Noncurrent			0
Land			0
Buildings and Improvements, Gross			0
Machinery and Equipment, Gross			0
Property, Plant and Equipment, Gross			0
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment			0
Property and equipment, net			0
Goodwill			0
Intangible Assets, Net (Excluding Goodwill)			0
Assets			147
Trade payables			38
Long-term Debt, Current Maturities			(1,814)
Accrued interest			(6)
Accrued income taxes			0
Deferred Tax Liabilities, Net, Current			0
Accrued Salaries, Current			12
Accrued expenses and other liabilities			(25)
Liabilities, Current			(1,795)
Long-term Debt, Excluding Current Maturities			1,159
Pension liabilities			165
Deferred income taxes			57
Other liabilities			9
Liabilities Subject to Compromise			(2,026)
Liabilities			(2,431)
Common Stock (Successor)			0
Common Stock (Predecessor)			0
Additional paid-in capital (Predecessor)			(713)
Accumulated other comprehensive income			0
Accumulated deficit			2,434
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest			2,578
Noncontrolling interests			147
Fresh start adjustments [Member]
Fresh-Start Adjustment [Line Items]
Issuance of Successor Company common stock			0
Cash and Cash Equivalents, at Carrying Value			0
Accounts receivable			0
Inventory, Raw Materials, Net of Reserves			3
Inventory, Finished Goods, Net of Reserves			15
Deferred income taxes			(11)
Other current assets			0
Assets, Current			7
Equity Method Investments			8
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent			5
Other Assets, Noncurrent			0
Land			8
Buildings and Improvements, Gross			(74)
Machinery and Equipment, Gross			(684)
Property, Plant and Equipment, Gross			(750)
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment			(1,050)
Property and equipment, net			300
Goodwill			(134)
Intangible Assets, Net (Excluding Goodwill)			26
Assets			212
Trade payables			0
Long-term Debt, Current Maturities			0
Accrued interest			0
Accrued income taxes			0
Deferred Tax Liabilities, Net, Current			9
Accrued Salaries, Current			0
Accrued expenses and other liabilities			6
Liabilities, Current			15
Long-term Debt, Excluding Current Maturities			0
Pension liabilities			41
Deferred income taxes			28
Other liabilities			5
Liabilities Subject to Compromise			0
Liabilities			89
Common Stock (Successor)			0
Common Stock (Predecessor)			0
Additional paid-in capital (Predecessor)			0
Accumulated other comprehensive income			211
Accumulated deficit			334
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest			123
Noncontrolling interests			212
Successor [Member]
Fresh-Start Adjustment [Line Items]
Issuance of Successor Company common stock						857
Cash and Cash Equivalents, at Carrying Value			80			253
excess working capital			124
Fair value of non debt and non pension assets			646
Accounts receivable						335
Inventory, Raw Materials, Net of Reserves						134
Inventory, Finished Goods, Net of Reserves						330
Deferred income taxes						54
Other current assets						74
Assets, Current						1,180
Equity Method Investments						18
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent						9
Other Assets, Noncurrent						24
Land						79
Buildings and Improvements, Gross						297
Machinery and Equipment, Gross						795
Property, Plant and Equipment, Gross						1,171
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment						0
Property and equipment, net						1,171
Goodwill						224
Intangible Assets, Net (Excluding Goodwill)						424
Assets						3,050
Trade payables						298
Long-term Debt, Current Maturities						36
Accrued interest						0
Accrued income taxes						5
Deferred Tax Liabilities, Net, Current						18
Accrued Salaries, Current						56
Accrued expenses and other liabilities						67
Liabilities, Current						480
Long-term Debt, Excluding Current Maturities						1,166
Pension liabilities						339
Deferred income taxes						140
Other liabilities						68
Liabilities Subject to Compromise						0
Liabilities						2,193
Common Stock (Successor)						0
Common Stock (Predecessor)						0
Additional paid-in capital (Predecessor)						0
Accumulated other comprehensive income						0
Accumulated deficit						0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest						857
Noncontrolling interests						3,050
enterprise value			2,200
Reorganization Value			3,050
pension liability remeasurement						(47)
Other assets and intangibles remeasurement						21
tax impact on fresh start						(43)
Fresh-Start Adjustment, Increase (Decrease), Stockholders' Equity						$ 334
DIP Term Loan [Member]
Fresh-Start Adjustment [Line Items]
Repayments of Long-term Debt			(300)
DIP ABL [Member]
Fresh-Start Adjustment [Line Items]
Repayments of Long-term Debt			(144)
Cash Flow facility [Member]
Fresh-Start Adjustment [Line Items]
Repayments of Long-term Debt			$ (20)

[1]	Deferred income tax assets are included within Corporate as reconciling amounts to the Company's total assets as presented on the Consolidated Balance Sheets.